Financial Assets and Liabilities - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Jun. 30, 2020
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade debtors	$ 1,963	$ 678
Foreign withholding tax recoverable	471	471
Security deposit	252	252
Other recoverable taxes (Goods and services tax and value-added tax)	261	173
Trade and other receivables	$ 2,947	$ 1,574